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                           UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549
                             Form 13F
                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011


Check here if Amendment [ ]; Amendment Number:
                                              ------------
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sun Capital Advisers LLC.
         ---------------------------------
Address: One Sun Life Executive Park
         ---------------------------------
         Wellesley, MA, 02181, U.S.A
         ---------------------------------
Form 13F File Number: 28-12046
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John Vaz
        -------------------------
Title:  Compliance Analyst
        -------------------------
Phone:  781-446-2420
        -------------------------

Signature, Place, and Date of Signing:
John Vaz           Wellesley Hills, Ma         November 8, 2011
---------------  -----------------------  --------------------------
[Signature]           [City, State]                  [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[x] 13F NOTICE. (Check here if no holdings reported are in this report, and
    all holdings are reported by other reporting    manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this
    reporting manager are reported in    this report and a portion are reported
    by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number                Name
--------------------                -----------------------
28-05799                            Sun Life Financial Inc.

Report Summary:
Number of Other Included Managers:
                                       ----------------------
Form 13F Information Table Entry Total:
                                       ----------------------
Form 13F Information Table Value Total:
                                       ----------------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number    Name
------------------------    -----------------------
28-
[Repeat as necessary.]